SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Cash, Uninsured Amount	432,261		432,261		0	776,902
Advertising Expense	286,784	161,005	430,008	415,257	664,383	806,221
Research and Development Expense	67,033	10,000	75,033	18,500	74,861	176,964
Sales Returns and Allowances, Goods	266,930	0	1,229,710	0	0	0
Preferred Stock, Conversion Basis					5 for 1 conversion feature
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants (in Shares)			529,016		260,854
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			30,000	15,000	30,000	0
Preferred Stock, Shares Outstanding (in Shares)	3,000,000		3,000,000		3,000,000	6,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Provision for Doubtful Accounts			145,000
Property, Plant and Equipment, Transfers and Changes	28,470
Contracts Revenue					5,079,336	2,590,579
Depreciation					69,564	29,922
Series A Preferred Stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Preferred Stock, Conversion Basis			5 for 1 conversion feature
Preferred Stock, Shares Outstanding (in Shares)	3,000,000		3,000,000		3,000,000	6,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	15,000,000		15,000,000		15,000,000	30,000,000
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	30,000	15,000	30,000	15,000	30,000	0
Customers A, B, C and D [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage					60.90%
Customers A, B, C, D and E [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage						64.09%
Legislation Change in San Diego [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Licenses, Available			130
Legislation Change in San Diego [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Licenses, Available	32		32
Legislation Change in San Diego [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Sales Returns and Allowances, Goods	$ 842,825		$ 842,825
Accounts Receivable [Member] | Credit Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			100.00%		100.00%